Shareholders Equity	6 Months Ended
Jun. 30, 2012
Shareholders Equity [Text Block]
7—SHAREHOLDERS’ EQUITY

7-1 Common stock
As of June 30, 2012, EDAP TMS S.A.’s common stock consisted of 18,638,801 issued shares, fully paid, and with a par value of €0.13 each. 18,257,273 of the shares were outstanding.

7-2 Pre-emptive subscription rights
Shareholders have preemptive rights to subscribe on a pro rata basis for additional shares issued by the Company for cash. Shareholders may waive such preemptive subscription rights at an extraordinary general meeting of shareholders under certain circumstances. Preemptive subscription rights, if not previously waived, are transferable during the subscription period relating to a particular offer of shares.

7-3 Dividend rights
Dividends may be distributed from the statutory retained earnings, subject to the requirements of French law and the Company’s by-laws. The Company has not distributed any dividends since its inception.

7-4 Treasury stock
As of June 30, 2012, the 381,528 shares of treasury stock consisted of (i) 331,988 shares acquired between August and December 1998 for €956 thousand and (ii) 49,540 shares acquired in June and July 2001 for €150 thousand. All 381,528 shares of treasury stock have been acquired to cover outstanding stock options (see Note 7-5).

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EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED INTERIM UNAUDITED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

7-5 Stock-option plans

As of June 30, 2012, the 381,528 ordinary shares held as treasury stock were dedicated to serve stock purchase option plans as follows:

-	124,000 shares which may be purchased at a price of €2.60 per share pursuant to the exercise of options that were granted in 2004, and

-	174,100 shares which may be purchased at a price of €2.38 per share pursuant to the exercise of options that were granted on June 25, 2010.

As of June 30 2012, the Company sponsored three stock purchase and subscription option plans:

On January 29, 2004, the shareholders of the Company authorized the Board of Directors to grant up to 240,000 options to purchase pre-existing Shares at a fixed price to be set by the Board of Directors. All of the Shares that may be purchased through the exercise of stock options are currently held as treasury stock. Under this plan, 124,000 options were still in force on June 30, 2012.

On May 22, 2007, the shareholders of the Company authorized the Board of Directors to grant up to 600,000 options to subscribe to 600,000 new Shares. Conforming to this stock option plan, the Board of Directors granted 504,088 options to subscribe to new Shares to certain employees of EDAP TMS on October 29, 2007, and 95,912 options to subscribe to new Shares to certain employees of EDAP TMS on June 25, 2010. Under this plan, a total of 513,500 options to subscribe to new shares were still in force on June 30, 2012.

On June 24, 2010, the shareholders of the Company authorized the Board of Directors to grant up to 229,100 options to purchase up to 229,100 Shares. Conforming to this stock option plan, the Board of Directors granted 229,100 options to purchase Shares to certain employees of EDAP TMS on June 25, 2010. Under this plan, 174,100 options were still in force on June 30, 2012.

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EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED INTERIM UNAUDITED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

As of June 30, 2012, a summary of stock option activity to purchase or to subscribe to Shares under these plans is as follows:
	June 30, 2012		December 31, 2011		December 31, 2010
	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)
Outstanding on January 1,	830,025	3.23	906,775	3.19	656,013	3.57
Granted	-	-	-	-	325,012	2.23
Exercised	-	-	-	-	(18,000)	2.15
Forfeited	(15,000)	3.13	(51,750)	3.03	(56,250)	2.45
Expired	(3,425)	2.02	(25,000)	2.08
Outstanding at the end of the period	811,600	3.18	830,025	3.23	906,775	3.19
Exercisable at the end of the period	676,594	3.38	621,516	3.50	486,446	3.52
Shares purchase options available for grant on at end of period	83,428		72,003		16,003

The following table summarizes information about options to purchase Shares already held by the Company as treasury Shares, or to subscribe to new Shares, at June 30, 2012:

	Outstanding options			Exercisable options
Exercise price (€)	Options	Weighted average remaining contractual life	Weighted average exercise price (€)	Options	Weighted average exercise price (€)

3.99	417,588	5.3	3.99	417,588	3.99
2.60	124,000	1.7	2.60	124,000	2.60
2.38	174,100	7.0	2.38	87,050	2.38
1.88	95,912	7.0	1.88	47,956	1.88
1.88 to 3.99	811,600	5.3	3.18	676,594	3.38

The Company applies FAS 123R on Share Based Payments and its related interpretations in accounting for its employee stock options.

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EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED INTERIM UNAUDITED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

7-6 Warrants

On January 25, 2012, pursuant to the Exchange Agreement, we issued warrants (the “2012 Exchange Offer Warrants”)  to purchase 408,691 newly issued ordinary shares, to certain holders of the Debentures, at an exercise price equal to the par value per share. The 2102 Exchange Offer Warrants are exercisable immediately and will expire on January 24, 2022. The fair value of the Exchange Agreement Warrants at inception amounts to 805 K€.

At inception, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $2.59
-	Strike price of warrants: €0.13
-	Risk free interest rate at 10 years: 2.08%
-	Share price volatility: 120%

On that basis, the unit fair value of the 2012 Exchange Offer Warrants was $2.56 per warrant at inception date. The total fair value for the 408,691 issued 2012 Exchange Offer Warrants was  $1.047 million at inception date.